Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and Other Receivables
Schedule of trade and other receivables

	As of December 31,
	2017	2018
Trade receivables	1,129	808
VAT receivable	833	1,094
Accrued income	4,034	9,473
Insurance claims	1,452	1,282
Other receivables	3,258	7,587

Total	10,706	20,244